Consolidated Statements of Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Statement [Abstract]
Revenues	$ 79,129		$ 56,872		$ 41,101
Cost of revenues	46,054	[1]	36,261	[1]	25,170
Gross profit	33,075		20,611		15,931
Operating expenses:
Sales and marketing	23,069	[1]	16,726	[1]	8,962
Research and development	12,086	[1]	9,029	[1]	5,317
General and administrative	16,991	[1]	11,742	[1]	8,780
Unoccupied lease charges	0		236		0
Total operating expenses	52,146		37,733		23,059
Loss from operations	(19,071)		(17,122)		(7,128)
Other income (expense):
Interest and other income	65		6		4
Interest and other expense	(557)		(505)		(232)
Total other expense, net	(492)		(499)		(228)
Loss before income taxes	(19,563)		(17,621)		(7,356)
Provision for income taxes	(71)		(55)		(164)
Loss from continuing operations	(19,634)		(17,676)		(7,520)
Loss from discontinued operations, net of tax	0		(199)		(1,259)
Net loss	(19,634)		(17,875)		(8,779)
Other comprehensive loss:
Unrealized loss on available-for-sale investments	(14)		0		0
Comprehensive loss	$ (19,648)		$ (17,875)		$ (8,779)
Net loss per common share:
Loss from continuing operations per common share, basic and diluted (dollars per share)	$ (0.67)		$ (1.49)		$ (0.66)
Loss from discontinued operations per common share, basic and diluted (dollars per share)	$ 0.00		$ (0.02)		$ (0.11)
Net loss per common share, basic and diluted (dollars per share)	$ (0.67)		$ (1.51)		$ (0.77)
Weighted average common shares outstanding:
Basic and diluted (shares)	29,257		11,866		11,345

[1]	Includes stock-based compensation as follows for the three years ended December 31, 2014, 2013 and 2012, respectively, Cost of Revenues of $623, $264, and $187, respectively; Sales and Marketing of $774, $274, and $123, respectively; Research and development of $527, $257, and $195, respectively; General and administrative of $2,646, $810. and $526, respectively; Total stock-based compensation of $4,570, $1,605, and $1,031, respectively.